Note 14 - Income Tax - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Combined statutory rate	26.50%	26.50%
Nondeductible expenses	2.50%	2.10%
Tax effect of flow through entities	(1.40%)	(1.10%)
Impact of changes in foreign exchange rates	0.20%	0.50%
Adjustments to tax liabilities for prior periods	0.20%	0.90%
Effect of changes in enacted US federal tax rate		7.50%
Effect of changes in enacted tax rate in other jurisdictions	(0.70%)
Changes in liability for unrecognized tax benefits	(0.30%)	(0.40%)
Stock-based compensation	0.90%	0.60%
Foreign, state, and provincial tax rate differential	(0.20%)	2.60%
Change in valuation allowance	(0.10%)	(0.90%)
Contingent acquisition consideration	1.20%	1.00%
Other	0.50%	0.40%
Effective income tax rate	29.30%	39.70%